Mergers, Acquisitions and Disposals	9 Months Ended
Sep. 30, 2019
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Mergers, Acquisitions and Disposals
Note 4. Mergers, Acquisitions and Disposals
4.1 Other mergers and acquisitions
The Company has consummated certain mergers and acquisitions during the nine-month periods ended September 30, 2018; which were recorded using the acquisition method of accounting. The results of operations from these business combinations have been included in the condensed consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the condensed interim
consolidated income statements and the condensed consolidated statements of financial position in the period of such acquisitions are not comparable with previous periods. The condensed consolidated statements of cash flows for the nine-month period ended September 30, 201
9
 and 2018
, show the cash outflow and inflow for the merged and acquired operations net of the cash acquired related to those mergers and acquisitions.
The Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary

allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as at and for the year ended December 31, 2018, primarily related to the following: (1) Acquisition of 100% of the Guatemalan Company Alimentos y Bebidas del Atlántico, S.A. (“ABASA”), included in the Company results since May, 2018; (2) Acquisition of 100% of Comercializadora y Distribuidora Los Volcanes, S.A. (“Los Volcanes”) included in the Company’ consolidated results beginning on May, 2018; and (3) Acquisition of 100% of Montevideo Refrescos, S.R.L. (“MONRESA”) which is included in the consolidated financial results beginning on July 2018.